Summary of Location and Fair Value of Derivative Instruments in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Thousands	Jul. 01, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Derivative Assets		$ 1,313
Derivative Liabilities	$ 6,953	282
Designated as Hedging Instrument | Interest Rate Cap | Other Long Term Assets
Derivatives, Fair Value [Line Items]
Derivative Assets		1,313	$ 0
Designated as Hedging Instrument | Interest Rate Cap | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	1,074	$ 282
Designated as Hedging Instrument | Interest Rate Cap | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 5,879
Not Designated as Hedging Instrument | Foreign Exchange Forward | Other Current Liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities			$ 4